Interest Expense, Net - Summary of Interest Expense Net (Paranthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Interest Income Expense Net [Abstract]
Amortization of debt financing costs	₨ 369	$ 5.0	₨ 709	₨ 267
Written off debt financing cost	₨ 30	$ 0.4	₨ 271